12. Stockholders' Deficit	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholders' Deficit

Note 12 – Shareholders’ Deficit

Sales of common stock and warrants:

During the nine months ended September 30, 2018, the Company raised $340,000 through the sale of 340,000 common stock and warrants (“Units”) at a price of $1.00 per Unit, each Unit consisting of one share of common stock and one warrant to purchase one additional share of common stock at an exercise price of $1.00 per share. The expiration date of the warrants varies from August 31, 2018 to December 31, 2018. A price protection feature of the offering provides that if at December 31, 2018, the Company has issued common stock at a price less than $1.00 per share, then the number of common shares issuable to each investor shall be increased so as to reduce the common share price to the lower price. The allocation of relative fair values of the equity instruments at the dates of the sale transactions including those disclosed below was as follows: common stock at 53% and the warrants at 47%. During the year ended December 31, 2018 pursuant to the price protection provision discussed above the Company issued 298,636 shares of common stock and committed to issue an additional 45,559 shares. This issuance was recorded as a deemed dividend and valued at $323,792.

During the quarter ended December 31, 2018, the Company raised $120,000 through the sale of 120,000 common stock and warrants (“Units”) at a price of $1.00 per Unit, each Unit consisting of one share of common stock and four warrants to purchase additional shares of common stock. 240,000 of the warrants have an exercise price of $2.00 per share while the other 240,000 warrants have an exercise price of $3.00. The expiration date of the warrants varies from May 8, 2019 to August 8, 2019. These Units in addition to $90,000 of the Units sold in the third quarter included a feature that between the date the units were sold in November 2018 and December 31, 2018 the investors would receive additional common shares and warrants should the Company sell stock at less than the unit offering price. This price protection feature resulted in the warrants being classified as a derivative liability on the date of issuance. This resulted in a day one warrant liability of $284,049, a day one loss on the derivative of $177,827 and a charge to additional paid in capital of $106,222. At the expiration of the price protection feature the current fair value of the warrant liability of $168,612 was reclassified to additional paid in capital resulting in a net impact to equity of $62,390. The following assumptions were used to value the derivative:

Fair value assumptions – derivative:
Risk free interest rate	2.51% - 2.56%
Expected term (years)	0.35 – 0.72
Expected volatility	192% - 228%
Expected dividends	0%

During the year ended December 31, 2018, of the raises above $328,500 was purchased by directors or significant shareholders.

During the year ended December 31, 2018, the Company received net proceeds of $120,000 from the exercise of 120,000 warrants.

During the year ended December 31, 2017, we completed private placements of equity securities in which we sold a total of 25,000 units priced at $5.00 per unit, resulting in total proceeds of $125,000. Each unit consisted of one share of common stock, and one warrant entitling the holder to purchase one share of common stock at a price of $5.00 per share in cash. The expiration date of the warrants was initially December 30, 2017 but was subsequently extended to December 30, 2018 and include anti-dilution rights for stock splits, stock dividends and the sale of substantially all the Company’s assets.

During the year ended December 31, 2017, the Company issued 10,000 shares from the exercise of 10,000 warrants resulting in net proceeds of $50,000.

Conversion of liabilities into common stock:

During the year ended December 31, 2018, Convertible Note holders converted $24,394 of accrued interest and fees and $162,854 of principal into 236,000 shares of common stock in accordance with the note agreements.

During the year ended December 31, 2018, the Company issued 100,000 shares of common stock to Mr. Gibbs related to the conversion of $100,000 of the Line of Credit. The fair value of the shares issued equaled to the amount of debt settled which resulted in no gain or loss.

Effective July 24, 2018, the Company and W. Pierce Carson, President, executed an Agreement to Convert Debt, pursuant to which Carson agreed to convert $90,000 in accrued but unpaid executive compensation for the fiscal quarters ended December 31, 2017, March 31, 2018 and June 30, 2018 and a cash advance of $8,100 made to the Company into an aggregate of 98,100 shares of Common Stock, valued at $1.00 per share. The fair value of the shares issued equaled to the amount of debt settled which resulted in no gain or loss.

Effective July 24, 2018, the Company and W. Pierce Carson executed a Restricted Stock Award Agreement pursuant to which the Company granted to Carson a restricted stock award consisting of 80,000 shares of Common Stock, valued at $1.00 per share. 20,000 of the shares will vest upon the Company completing a milestone, and the remaining 60,000 shares are subject to ratable vesting over an 18-month period. During the year ended December 31, 2018 the Company recognized an expense of $36,667 related to this issuance.

Issuance of share-based awards for services:

On November 1, 2017, the Company entered into a Consulting Agreement with Life Sciences Journeys, Inc. (“Life Sciences”). Pursuant to the terms of the Agreement, the Company agreed to issue to Life Sciences, as its sole compensation, an aggregate of 60,000 shares of the Company’s restricted common stock. The stock was valued at $120,000 at the date of grant and recorded as prepaid expense. During 2018 and 2017, $99,616 and $20,384 was recognized as consulting expense, respectively.

On October 26, 2017, the Company issued 80,000 shares of restricted common stock to its CEO and President. The stock was valued at $160,000 at the date of grant. Stock based compensation of $160,000 was recognized during the year ended December 31, 2017.

On October 26, 2017, the Company granted stock options to four persons pursuant to the Company’s 2017 Equity Incentive Plan. The Company granted options to purchase an aggregate of 72,000 shares having an exercise price of $2.00 per share, the closing price on the date of grant. The options have a term of ten years from the date of grant and are immediately exercisable on the date of grant. Using the Black-Scholes option pricing model, the options were valued at $143,642 with the following significant assumptions: risk-free interest rate 2.07% , expected life of 5 years, stock price volatility of 269.11%, and expected dividend yield of zero. Stock based compensation of $143,642 was recognized during the year ended December 31, 2017.

On September 25, 2017, the Company entered into an advertising agreement (“Agreement”) with Bright Star International, Inc. (“Bright Star”). Pursuant to the terms of the Agreement, the Company issued Bright Star, as its sole compensation, an aggregate of 30,000 shares of the Company’s restricted common stock. The Agreement was subsequently cancelled and the shares were returned to the Company.

Issuance of stock for the purchase of SDA Mill and prepaid assets:

During the year ended December 31, 2018, the Company issued 20,261 shares of common stock as part of the acquisition of a data package related to the El Dorado project. The shares were valued at $18,235 and recorded as an asset.

On November 30, 2017, the purchase of the SDA Mill closed for the agreed upon price of US$1.5 million, consisting of $1,000,000 in cash and restricted common stock of the Company with a fair value of $426,025 on the date of issuance. Based upon the volume weighted average price per share of Magellan Gold stock for the 30 calendar days preceding the closing date 284,017 shares of stock were issued in connection with the transaction.

Stock Options and the 2017 Equity Incentive Plan:

Under the 2017 Equity Incentive Plan, the Company is authorized to grant rights to acquire up to a maximum of 200,000 shares of common stock. The 2017 Plan provides for the grant of (1) both incentive and nonstatutory stock options, (2) stock bonuses, (3) rights to purchase restricted stock and (4) stock appreciation rights.

During the year ended December 31, 2017, the Company granted ten-year options to purchase 72,000 shares of common stock at an option exercise price of $2.00 per share, the closing price on the date of grant. The Company recognized stock-based compensation expense from stock options of $143,642 for the year ended December 31, 2017. As of December 31, 2018 the Company had 128,000 shares available for future grant.

The options were valued using the following significant assumptions:

Year ended
December 31,
2017
Expected Term	10.0 Years
Expected Volatility	269%
Expected Dividends	0.00
Risk-free rates	2.07%

Summary Information on Stock Option and Stock Warrants:

Stock option activity within the 2017 Equity Incentive Plan and warrant activity outside the plan, for the years ended December 31, 2018 and 2017 is as follows:

	Stock Options		Stock Warrants
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	–	$–	217,000	$5.00
Granted	72,000	2.00	25,000	5.00
Cancelled	–	–	–	–
Expired	–	–	(195,000)	5.00
Exercised	–	–	(10,000)	5.00
Outstanding at December 31, 2017	72,000	2.00	37,000	5.00
Granted	–	–	820,000	2.00
Cancelled	–	–	–	–
Expired	–	–	(257,000)	1.50
Exercised	–	–	(120,000)	1.00
Outstanding at December 31, 2018	72,000	$2.00	480,000	$2.50
Exercisable at December 31, 2018	72,000	$2.00	480,000	$2.50

As of December 31, 2018 the outstanding stock options have a weighted average remaining term of 8.82 years and no intrinsic value, and the outstanding stock warrants have a weighted average remaining term of 0.48 years and no intrinsic value.